EATON VANCE SPECIAL EQUITIES FUND Supplement to Prospectus dated May 1, 2011
Eaton Vance Special Equities Fund
1. As of the date of this Supplement, Eaton Vance Special Equities Fund now offers Class I Shares.
2. The following replaces "Fees and Expenses of the Fund" under "Fund Summaries - Eaton Vance Special Equities Fund":
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 43 of this Prospectus and page 32 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Special Equities Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Special Equities Fund	Eaton Vance Special Equities Fund Class A	Eaton Vance Special Equities Fund Class B	Eaton Vance Special Equities Fund Class C	Eaton Vance Special Equities Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees			0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses			1.39%	2.14%	2.14%	1.14%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Special Equities Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	708	990	1,292	2,148
Class B	Class B shares	717	1,070	1,349	2,282
Class C	Class C shares	317	670	1,149	2,472
Class I	Class I shares	116	362	628	1,386

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Special Equities Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	708	990	1,292	2,148
Class B	Class B shares	217	670	1,149	2,282
Class C	Class C shares	217	670	1,149	2,472
Class I	Class I shares	116	362	628	1,386

3. The following is added to the first paragraph under "Performance" in "Fund Summaries - Eaton Vance Special Equities Fund":
No performance is shown for Class I shares because they have not been offered prior to the date of this Prospectus.